Segment Reporting (Details 4) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013	Feb. 01, 2013
Segment Assets
Net book value of assets	$ 823,583,000	$ 803,636,000	$ 712,322,000
Basin Transload
Segment Assets
Percentage of membership interests acquired		60.00%		60.00%	60.00%
Property and equipment					29,112,000
Cascade Kelly and Basin Transload
Segment Assets
Assets including goodwill acquired in connection with acquisition				240,500,000
Gasoline Distribution and Station Operations segment | Alliance and Exxon Mobil
Segment Assets
Net book value of assets		500,000,000
Wholesale Segment | Cascade Kelly and Basin Transload
Segment Assets
Property and equipment				90,000,000
Net book value of assets		$ 83,200,000